Performance (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of revenue
B.1. Revenue
Millicom’s revenue comprises sale of services from its mobile business (including Mobile Financial Services - MFS) and its cable and other fixed services, as well as related devices and equipment. Recurring revenue consists of monthly subscription fees, airtime and data usage fees, interconnection fees, roaming fees, TV services, B2B contracts, MFS commissions and fees from other telecommunications services such as data services, short message services and other value added services.
Revenue from continuing operations by

	2022	2021	2020
	(US$ millions)
Mobile	2,957	2,000	1,759
Cable and other fixed services	2,145	1,938	1,794
Other	69	60	51
Service revenue	5,171	3,997	3,604
Telephone and equipment	454	263	201
Total revenue	5,624	4,261	3,805

Revenue from continuing operations by country or operation

	2022	2021	2020
	(US$ millions)
Colombia	1,335	1,414	1,346
Paraguay	556	555	544
Bolivia	621	623	584
El Salvador	474	445	389
Nicaragua	247	238	220
Costa Rica	137	141	140
Panama	650	632	585
Guatemala (i)	1,614	223	—
Other operations	2	2	3
Eliminations	(12)	(13)	(5)
Total	5,624	4,261	3,805
(i)        Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.
Revenue from contracts with customers from continuing operations:

		Twelve months ended December 31, 2022	Twelve months ended December 31, 2021	Twelve months ended December 31, 2020
$ millions	Timing of revenue recognition	Group	Group	Group
Mobile	Over time	2,916	1,963	1,727
Mobile Financial Services	Point in time	40	37	32
Cable and other fixed services	Over time	2,145	1,938	1,794
Other	Over time	69	60	51
Service Revenue		5,171	3,997	3,604
Telephone and equipment	Point in time	454	263	201
Revenue from contracts with customers		5,624	4,261	3,805

Disclosure of cost of sales
The cost of sales and operating expenses incurred by the Group can be summarized as follows:
Cost of sales

	2022	2021	2020
	(US$ millions)
Direct costs of services sold	(941)	(841)	(748)
Cost of telephone, equipment and other accessories	(441)	(270)	(207)
Bad debt and obsolescence costs	(124)	(86)	(106)
Cost of sales	(1,506)	(1,197)	(1,060)

Disclosure of operating expenses
Operating expenses, net

	2022	2021	2020
	(US$ millions)
Marketing expenses	(570)	(450)	(349)
Site and network maintenance costs	(310)	(233)	(214)
Employee related costs (B.4.)	(494)	(474)	(453)
External and other services	(251)	(164)	(163)
Other operating expenses	(266)	(224)	(204)
Operating expenses, net	(1,890)	(1,546)	(1,383)

Disclosure of other operating income (expense)
The other operating income and expenses incurred by the Group can be summarized as follows:
Other operating income (expenses), net

	Notes	2022	2021	2020
		(US$ millions)
Impairment of intangible assets and property, plant and equipment	E.1., E.2.	(7)	(6)	—
Gain (loss) on disposals of intangible assets and property, plant and equipment		1	5	—
Impairment of AirtelTigo's receivable	G.5.	—	—	(45)
Reverse earn-out in respect of Zantel's acquisition (i)		2	11	—
Gain (loss) on disposal of equity investments	C.7.3.	—	(15)	25
Other income (expenses) (ii)		2	10	9
Other operating income (expenses), net		(2)	5	(12)
(i)     In January 2022, Millicom received $11 million from Etisalat as earn-out income related to the purchase of Zantel in 2015. This settlement was considered as an adjusting event and recorded in 'other operating income' in the 2021 statement of income.
(ii) In 2021, other income (expenses) can be mainly attributed to social obligations spectrum liability derecognition in Paraguay of $4 million and reversal provision related to Ghana of $4 million.
Disclosure of operating segments
B.3. Segmental information
Management determines operating and reportable segments based on information used by the chief operating decision maker (CODM) to make strategic and operational decisions from both a business and geographic perspective. The Millicom Group’s risks and rates of return for its operations were predominantly affected by operating in different geographical regions. Until the divestiture of our Tanzania business, as discussed above, the Millicom Group had businesses in two main regions, Latin America and Africa, which constituted our two reportable segments. As a result of the sale of the Tanzania business and its classification as a discontinued operation, we no longer report an Africa segment in our financial statements and will no longer report it for future periods. The Group now only operates in a single region, Latin America.
As a result, the Group now reports a single segment, called the "Group Segment," which includes the results of our Latin American operations, and regional and central corporate costs. Group Segment figures will continue to include our Honduras joint venture as if it was fully consolidated, as this reflects the way management reviews and uses internally reported information to make decisions about operating matters and to provide increased transparency to investors on those operations. Group Segment figures also include our operations in Guatemala as if they were fully consolidated for all comparative periods, for the same reasons. On November 12, 2021, we acquired the remaining 45% equity interest in our Guatemala joint venture business, and we now fully consolidate our operations in Guatemala. Prior to this date, we held a 55% stake in our operations in Guatemala and accounted for it using the equity method of accounting, along with our operations in Honduras.
Revenue, operating profit (loss), EBITDA and other segment information for the years ended December 31, 2022, 2021 and 2020, were as follows:

	Group Segment (viii)	Honduras (vii)	Eliminations and transfers	Group
	(US$ millions)
Year ended December 31, 2022
Mobile revenue	3,392	(436)	1	2,957
Cable and other fixed services revenue	2,247	(108)	7	2,145
Other revenue	73	(5)	—	69
Service revenue (i)	5,712	(549)	8	5,171
Telephone and equipment revenue	491	(37)	—	454
Revenue	6,203	(586)	8	5,624
Operating profit (loss)	1,004	(121)	32	915
Add back:
Depreciation and amortization	1,454	(112)	1	1,344
Share of profit in joint ventures	—	—	(32)	(32)
Other operating expenses (income), net	(1)	3	(1)	2
EBITDA (ii)	2,457	(230)	1	2,228
EBITDA from discontinued operations	24	—	—	24
EBITDA incl discontinued operations	2,482	(230)	1	2,252
Capital expenditure (iii)	(1,042)	85	—	(957)
Spectrum paid	(93)	—	—	(93)
Changes in working capital and others (iv)	(95)	(26)	—	(121)
Taxes paid	(365)	49	—	(316)
Operating free cash flow (v)	887	(122)	1	765
Total Assets (vi)	14,543	(1,004)	660	14,198
Total Liabilities	11,097	(603)	70	10,565

(i)     Service revenue is revenue related to the provision of ongoing services such as monthly subscription fees for mobile and broadband, airtime and data usage fees, interconnection fees, roaming fees, mobile finance service commissions and fees from other telecommunications services such as data services, short message services, installation fees and other value-added services excluding telephone and equipment sales.
(ii)    EBITDA is operating profit excluding impairment losses, depreciation and amortization and gains/losses on the disposal of fixed assets.
(iii)    Excluding spectrum and licenses.
(iv)    ‘Changes in working capital and others’ include changes in working capital as stated in the cash flow statement as well as share based payments expense.
(v)    Operating Free Cash Flow is EBITDA less capex, less spectrum paid, less change in working capital, other non-cash items (share-based payment expense) and taxes paid. From 2022, the Group changed the definition of Operating Free Cash Flow to include spectrum paid in response to feedback from users of our financial statements who prefer a more comprehensive view of our cash flow generation.
(vi)    Segment assets include goodwill and other intangible assets.
(vii)    Including eliminations for Guatemala (prior to acquisition) and Honduras as reported in the Group Segment.
(viii)    As further explained above, Group Segment numbers include Guatemala (until acquisition in November 2021) and Honduras as if they were fully consolidated, and excludes Africa.

	Group Segment (viii)	Guatemala and Honduras (vii)	Eliminations and transfers	Group
	(US$ millions)
Year ended December 31, 2021
Mobile revenue	3,372	(1,372)	—	2,000
Cable and other fixed services revenue	2,273	(334)	—	1,938
Other revenue	68	(8)	—	60
Service revenue (i)	5,712	(1,715)	—	3,997
Telephone and equipment revenue	503	(240)	—	263
Revenue	6,216	(1,955)	—	4,261
Operating profit (loss)	983	(574)	210	619
Add back:
Depreciation and amortization	1,516	(403)	—	1,113
Share of profit in joint ventures	—	—	(210)	(210)
Other operating expenses (income), net	(5)	—	—	(5)
EBITDA (ii)	2,494	(977)	—	1,517
EBITDA from discontinued operations	121	—	—	121
EBITDA incl discontinued operations	2,615	(977)	—	1,638
Capital expenditure (iii)	(1,065)	238	—	(827)
Spectrum paid	(59)	22	—	(37)
Changes in working capital and others (iv)	(51)	(13)	—	(65)
Taxes paid	(271)	143	—	(127)
Operating free cash flow (v)	1,169	(587)	—	582
Total Assets (vi)	15,484	(6,432)	6,088	15,141
Total Liabilities	12,934	(1,763)	1,229	12,401

	Group Segment (viii)	Guatemala and Honduras (vii)	Eliminations and transfers	Group
	(US$ millions)
Year ended December 31, 2020
Mobile revenue	3,220	(1,461)	—	1,759
Cable and other fixed services revenue	2,096	(302)	—	1,794
Other revenue	58	(6)	—	51
Service revenue (i)	5,374	(1,769)	—	3,604
Telephone and equipment revenue (i)	466	(266)	—	201
Revenue	5,840	(2,035)	—	3,805
Operating profit (loss)	763	(536)	175	402
Add back:
Depreciation and amortization	1,572	(453)	—	1,119
Share of profit in joint ventures	—	—	(171)	(171)
Other operating expenses (income), net	19	(3)	(4)	12
EBITDA (ii)	2,354	(992)	—	1,362
EBITDA from discontinued operations	129	—	—	129
EBITDA incl discontinued operations	2,483	(992)	—	1,491
Capital expenditure (iii)	(973)	258	—	(714)
Spectrum paid	(6)	—	—	(6)
Changes in working capital and others (iv)	65	(43)	—	22
Taxes paid	(273)	131	—	(142)
Operating free cash flow (v)	1,297	(645)	—	651
Total Assets (vi)	14,266	(5,116)	(859)	12,422
Total Liabilities	11,563	(2,044)	(987)	10,148
Revenue from contracts with customers from continuing operations:

		Twelve months ended December 31, 2022	Twelve months ended December 31, 2021	Twelve months ended December 31, 2020
$ millions	Timing of revenue recognition	Group	Group	Group
Mobile	Over time	2,916	1,963	1,727
Mobile Financial Services	Point in time	40	37	32
Cable and other fixed services	Over time	2,145	1,938	1,794
Other	Over time	69	60	51
Service Revenue		5,171	3,997	3,604
Telephone and equipment	Point in time	454	263	201
Revenue from contracts with customers		5,624	4,261	3,805

Disclosure of number of permanent employees
Number of permanent employees

	2022	2021	2020
Subsidiaries (i)	18,534	19,749	16,955
Joint ventures (ii)	912	938	4,464
Total	19,446	20,687	21,419
(i)    Emtelco (subsidiary of EPM) headcount are excluded from this disclosure and any internal reporting because their costs are classified as direct costs and not employee related costs. Includes Guatemala for 2021.
(ii) Only Honduras for 2022 and 2021. Includes also Guatemala and Ghana for 2020.
Disclosure of employee related costs

	Notes	2022	2021	2020
		(US$ millions)
Wages and salaries		(372)	(361)	(337)
Social security		(69)	(66)	(62)
Share based compensation	B.4.1.	(29)	(16)	(23)
Pension and other long-term benefit costs	B.4.2.	(2)	(6)	(4)
Other employees related costs		(22)	(25)	(27)
Total		(494)	(474)	(453)

Disclosure of cost of share-based compensation
Cost of share-based compensation

	2022	2021	2020
	(US$ millions)
2018 incentive plans	—	—	(2)
2019 incentive plans	—	3	(8)
2020 incentive plans	(3)	(3)	(13)
2021 incentive plans	(11)	(17)	—
2022 incentive plans	(15)	—	—
Total share based compensation	(29)	(17)	(24)

Disclosure of assumptions and fair value of the shares under the TSR portion	Assumptions and fair value of the shares under the TSR portion(s)

	Risk-free rate %	Dividend yield %	Share price volatility(i) %	Award term (years)	Share fair value (in US$)
Performance share plan 2022 (Relative TSR)	2.01	0.00	47.94	2.80	29.12
Performance share plan 2021 (Relative TSR)	0.29	1.28	46.28	2.82	52.99
Performance share plan 2020 (Relative TSR)	0.61	1.47	24.54	2.93	55.66
Performance share plan 2019 (Relative TSR)	(0.24)	3.01	26.58	2.93	49.79
Performance share plan 2018 (Relative TSR)	(0.39)	3.21	30.27	2.93	57.70
(i) Historical volatility retained was determined on the basis of a three-year historic average.
Disclosure of plan awards and shares expected to vest
Plan awards and shares expected to vest

	2022 plans		2021 plans		2020 plans		2019 plans
	PSP	DSP	PSP	DSP	PSP	DSP	PSP	DSP
			(number of shares)
Initial shares granted	306,641	865,862	451,363	536,890	341,897	370,131	257,601	297,856
Additional shares granted(i)	—	47,588	—	5,824	—	5,928	—	43,115
Effect of the Right Offering(ii)	83,926	227,947	115,575	93,375	20,862	32,526	—	—
Revision for forfeitures	—	(21,990)	(25,938)	(28,130)	(265,632)	(34,857)	(257,293)	(32,253)
Revision for cancellations	—	—	—	(9,250)	—	(4,996)	—	—
Total before issuances	390,567	1,119,407	541,000	598,709	97,127	368,732	308	308,718
Shares issued in 2019	—	—	—	—	—	—	(150)	(24,294)
Shares issued in 2020	—	—	—	—	—	(3,571)	(17)	(96,629)
Shares issued in 2021	—	—	(1,121)	(5,760)	—	(113,653)	—	(87,141)
Shares issued in 2022	—	(13,957)	(2,071)	(160,596)	—	(100,362)	(141)	(100,654)
Performance conditions not met	—	—	—	—	(97,127)	—	—	—
Shares still expected to vest	390,567	1,105,450	537,808	432,353	—	151,146	—	—
Estimated cost over the vesting period (US$ millions)	7	20	16	19	4	15	na	na
(i)    Additional shares granted represent grants made for new joiners and/or as per CEO contractual arrangements.
(ii)     In 2022, as per plan rules, additional shares have been granted to all participants for unvested plans as a result of the effect of the right offering (see note C.1. ).

Disclosure of directors renumeration charge
Remuneration charge for the non-executive Directors of the Board (gross of withholding tax)

	2022	2021	2020
	(US$ ’000)
Chairperson	315	300	300
Other non-executive directors of the Board	1,408	1,338	1,188
Total (i)	1,723	1,638	1,488

Shares beneficially owned by the non-executive Directors

	2022	2021
	(number of shares)
Chairperson	43,891	18,634
Other non-executive directors of the Board	152,298	61,022
Total (i)	196,189	79,656
(i)Cash compensation is denominated in USD. Share based compensation is based on the market value of Millicom shares on the corresponding AGM date (2022: in total 41,167 shares; 2021: in total 24,737 shares; 2020: in total 32,358 shares. Net remuneration comprised 73% in shares and 27% in cash (SEK) (2021: 73% in shares and 27% in cash; 2020: 71% in shares and 29% in cash).
Disclosure of executive team renumeration charge
Remuneration charge for the Executive Team

	Mr. Mauricio Ramos	Mr. Sheldon Bruha	Mr. Tim Pennington	Other Executive Team Members (5 members)
	(US$ ’000)
2022
Base salary	1,216	598	581	2,883
Bonus	1,650	541	—	2,044
Pension	287	144	87	663
Other benefits	82	67	40	312
MSU (v)	373	—	67	174
Termination benefits	—	—	877	—
Total before share based compensation	3,608	1,351	1,653	6,076
Share based compensation(i)(ii) in respect of 2022 LTIP (iv)	5,567	688	888	4,927
Total	9,175	2,039	2,540	11,004

	Mr. Mauricio Ramos	Mr. Tim Pennington	Other Executive Team Members (5 members)
	(US$ ’000)
2021
Base salary	1,185	708	2,783
Bonus	2,164	969	2,718
Pension	284	106	652
Other benefits	88	46	791
MSU (v)	991	198	545
Total before share based compensation	4,712	2,027	7,489
Share based compensation(i)(ii) in respect of 2020 LTIP (iv)	7,914	1,652	5,383
Total	12,626	3,679	12,872

	Mr. Mauricio Ramos	Mr. Tim Pennington	Other Executive Team Members (5 members) (iii)
	(US$ ’000)
2020
Base salary	1,173	670	2,612
Bonus	1,301	509	1,837
Pension	285	100	663
Other benefits	82	38	303
Total before share based compensation	2,841	1,317	5,414
Share based compensation(i)(ii) in respect of 2019 LTIP (iv)	7,114	1,834	3,796
Total	9,955	3,151	9,210
(i)    See note B.4.1.
(ii)    290,049 and 338,171 were awarded in 2022 under the 2019 LTIPs to Mauricio Ramos and the Executive Team (2021: 196,904 and 211,578, respectively; 2020: 153,894 and 135,269, respectively).
(iii)    'Other Executives' includes compensation paid in 2020 to Rachel Samren former Chief External Affairs Officer (departed on August 31, 2020) and to HL Rogers former Chief Ethics and Compliance Officer (departed on January 1, 2020). Additionally other Benefits' for 'Other Executives' include medical and dental insurance for Daniel Loria, former CHRO.
(iv)    Calculated based on the closing Millicom share price on the Nasdaq in the US at the grant date.
(v)    Represents the amount earned in the year.

Disclosure of vested and unvested share awards beneficially granted to the Executive team

	CEO	Executive team	Total
	(number of shares)
2022
Share ownership (vested from equity plans and otherwise acquired)	426,607	297,061	723,668
Share awards not vested	519,006	593,765	1,112,771
2021
Share ownership (vested from equity plans and otherwise acquired)	232,562	221,407	453,969
Share awards not vested	278,666	295,568	574,234

Disclosure of other non-operating (expenses) income, net
Non-operating items mainly comprise changes in fair value of derivatives and the impact of foreign exchange fluctuations on the results of the Group.

		December 31
	Note	2022	2021	2020
		(US$ millions)
Change in fair value of derivatives	C.7.2.	12	3	(11)
Change in fair value in investment in Milvik (i)		(6)	—	—
Change in fair value in investment in Jumia (vi)		—	—	(18)
Change in fair value in investment in HT (ii)	C.7.3.	—	18	(16)
Change in value of call option asset and put option liability (iii)	C.7.4.	(1)	(31)	5
Exchange gains (losses), net		(84)	(42)	(69)
Other		1	2	2
Total other non-operating (expenses) income, net		(78)	(49)	(107)
(i) )(Milvik) Please see note A.3.
(ii) In June 2021, Millicom disposed of its entire stake in HT for a total net consideration of $163 million, triggering a net loss on disposal of $15 million recorded in the statement of income under ‘other operating income (expenses), net’. The changes in fair value prior to the disposal were shown under "Other non-operating (expenses) income, net"
(iii) Until June 29, 2022, date on which the non-controlling shareholders of Tigo Panama exercised their put option right to sell their remaining 20% shareholding to Millicom (see note A.1.2.).
(vi) In June 2020, Millicom disposed of its entire stake in Jumia for a total net consideration of $29 million, triggering a net gain on disposal of $15 million recorded in the statement of income under ‘other operating income (expenses), net’. The changes in fair value prior to the disposal were shown under "Other non-operating (expenses) income, net" .

Disclosure of income tax charge
Income tax charge

	2022	2021	2020
	(US$ millions)
Income tax (charge) credit
Withholding tax	(70)	(56)	(83)
Other income tax relating to the current year	(165)	(106)	(60)
Adjustments in respect of prior years(i)	(39)	(13)	(12)
Total	(274)	(175)	(155)
Deferred tax (charge) credit
Origination and reversal of temporary differences	168	72	95
Effect of change in tax rates	—	29	(5)
Tax income (expense) before valuation allowances	168	101	90
Effect of valuation allowances	(114)	(81)	(15)
Total	54	20	75
Adjustments in respect of prior years	(2)	(3)	8
	52	17	83
Tax (charge) credit on continuing operations	(222)	(158)	(72)
Tax (charge) credit on discontinuing operations	(3)	(31)	(29)
Total tax (charge) credit	(225)	(189)	(101)
(i) Mainly due to the adherence to a tax amnesty in one of our operations for a total cash outflow of $40 million, out of which $34 million have been provided for in 2022 and the rest in previous years.

Disclosure of income tax calculation
Reconciliation between the tax expense and tax at the weighted average statutory tax rate is as follows:
Income tax calculation

	2022			2021			2020
	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
	(US$ millions)
Profit before tax	238	116	354	728	3	731	(252)	(31)	(283)
Tax at the weighted average statutory rate	(47)	(27)	(74)	(153)	(1)	(154)	76	9	85
Effect of:
Items taxed at a different rate	37	—	37	9	—	9	1	—	1
Change in tax rates on deferred tax balances	—	—	—	29	—	29	(5)	—	(5)
Expenditure not deductible and income not taxable	1	26	27	83	(4)	79	(99)	(7)	(106)
Unrelieved withholding tax	(68)	—	(68)	(55)	—	(55)	(83)	—	(83)
Accounting for associates and joint ventures	9	—	9	41	—	41	42	—	42
Movement in deferred tax on unremitted earnings	1	—	1	(15)	—	(15)	15	—	15
Unrecognized deferred tax assets	(114)	(2)	(116)	(138)	(6)	(144)	(23)	(4)	(27)
Recognition of previously unrecognized deferred tax assets	—	—	—	57	—	57	8	—	8
Adjustments in respect of prior years	(41)	—	(41)	(16)	(20)	(36)	(4)	(27)	(31)
Total tax (charge) credit	(222)	(3)	(225)	(158)	(31)	(189)	(72)	(29)	(101)
Weighted average statutory tax rate	19.7%		20.9%	21.0%		21.1%	30.2%		30.0%
Effective tax rate	93.3%		63.6%	21.7%		25.9%	(28.6)%		(35.7)%

Disclosure of deferred taxes and deductible temporary differences
B.6.3. Deferred tax
Deferred tax is calculated using the liability method on temporary differences at the statement of financial position date between the tax base of assets and liabilities and their carrying amount for financial reporting purposes.
Deferred tax liabilities are recognized for all taxable temporary differences, except where the deferred tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting, nor taxable profit or loss.
Deferred tax assets are recognized for all temporary differences including unused tax credits and tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized, except where the deferred tax assets relate to deductible temporary differences from initial recognition of an asset or liability in a transaction that is not a business combination, and, at the time of the transaction, affects neither accounting, nor taxable profit or loss. It is probable that taxable profit will be available when there are sufficient taxable temporary differences relating to the same tax authority and the same taxable entity which are expected to reverse in the same period as the expected reversal of the deductible temporary difference.
The carrying amount of deferred tax assets is reviewed at each statement of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to utilize them. Unrecognized deferred tax assets are reassessed at each statement of financial position date and are recognized to the extent it is probable that future taxable profit will enable the asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rate expected to apply in the year when the assets are realized or liabilities settled, based on tax rates and tax laws that have been enacted or substantively enacted at the statement of financial position date. Deferred tax assets and deferred tax liabilities are offset where legally enforceable set off rights exist and the deferred taxes relate to the same taxable entity and the same taxation authority.
Deferred tax

	Fixed assets	Unused tax losses	Unremitted earnings	Other	Offset	Total
	(US$ millions)
Balance at December 31, 2020	(142)	187	(11)	(46)	—	(12)
Deferred tax assets	97	187	—	102	(189)	197
Deferred tax liabilities	(239)	—	(11)	(148)	189	(209)
Balance at December 31, 2020	(142)	187	(11)	(46)	—	(12)
(Charge)/credit to income statement	23	(27)	(15)	16	—	(3)
Change in scope	(9)	—	—	3	—	(6)
Charge to Other Comprehensive Income	—	—	—	(1)	—	(1)
Exchange differences	(2)	(4)	—	(6)	—	(12)
Balance at December 31, 2021	(130)	156	(26)	(34)	—	(34)
Deferred tax assets	97	156	—	162	(235)	180
Deferred tax liabilities	(227)	—	(26)	(196)	235	(214)
Balance at December 31, 2021	(130)	156	(26)	(34)	—	(34)
Transfers to Assets Held for Sale	57	—	—	(9)	—	48
(Charge)/credit to income statement	29	(131)	1	153	—	52
Charge to Other Comprehensive Income	—	—	—	1	—	1
Exchange differences	—	(3)	—	(8)	—	(11)
Balance at Balance at 31 December 2022	(44)	22	(25)	103	—	56

Deferred tax assets	109	22	—	104	(31)	204
Deferred tax liabilities	(153)	—	(25)	(1)	31	(148)
Balance at December 31, 2022	(44)	22	(25)	103	—	56

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Fixed assets	Unused tax losses	Other	Total
	(US$ millions)
At December 31, 2022	90	5,535	71	5,696
At December 31, 2021	117	4,856	103	5,076
Unrecognized tax losses carryforward related to continuing operations expire as follows:

	2022	2021	2020
	(US$ millions)
Expiry:
Within one year	—	1	3
Within one to five years	3	2	3
After five years	1,598	1,232	1,089
No expiry	3,934	3,621	3,573
Total	5,535	4,856	4,668
With effect from 2017, Luxembourg tax losses incurred may be carried forward for a maximum of 17 years. Losses incurred before 2017 may be carried forward without limitation of time.
At December 31, 2022, Millicom had $640 million of unremitted earnings of Millicom operating subsidiaries for which no deferred tax liabilities were recognized (2021: $725 million; 2020: $621 million). Except for intragroup dividends to be paid out of 2022 profits in 2023 for which deferred tax of $25 million (2021: $26 million; 2020 $11 million) has been provided, it is anticipated that intra-group dividends paid in future periods will be made out of profits of future periods.
Disclosure of unrecognized loss carryforwards
Unrecognized tax losses carryforward related to continuing operations expire as follows:

	2022	2021	2020
	(US$ millions)
Expiry:
Within one year	—	1	3
Within one to five years	3	2	3
After five years	1,598	1,232	1,089
No expiry	3,934	3,621	3,573
Total	5,535	4,856	4,668

Disclosure of earnings per share
B.7. Earnings per share
Basic earnings (loss) per share are calculated by dividing net profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during each year.
Diluted earnings (loss) per share are calculated by dividing the net profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during each year, plus the weighted average number of dilutive potential shares.
Net profit/(loss) used in the earnings (loss) per share computation

	2022	2021(ii) (iii)	2020(ii) (iii)
	(US$ millions)
Basic and Diluted
Net profit (loss) attributable to equity holders from continuing operations	64	618	(284)
Net profit (loss) attributable to equity holders from discontinued operations	113	(28)	(60)
Net profit (loss) attributable to all equity holders to determine the profit (loss) per share	177	590	(344)

in thousands
Weighted average number of ordinary shares for basic and diluted earnings per share	139,049	128,571	128,625
Potential shares as a result of long term incentive plans	640	549	355
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution (i)	139,690	129,120	128,980

	(U.S. dollars)
Basic
Earnings (loss) per common share for profit (loss) from continuing operations attributable to owners of the Company	0.46	4.81	(2.21)
Earnings (loss) per common share for profit (loss) from discontinued operations attributable to owners of the Company	0.81	(0.22)	(0.47)
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company	1.27	4.59	(2.68)
Diluted
Earnings (loss) per common share for profit (loss) from continuing operations attributable to owners of the Company	0.46	4.79	(2.20)
Earnings (loss) per common share for profit (loss) from discontinued operations attributable to owners of the Company	0.81	(0.22)	(0.47)
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company	1.27	4.57	(2.67)
(i) For the purpose of calculating the diluted earnings (loss) per common share, the weighted average outstanding shares used for the basic earnings (loss) per common share were increased only by the portion of the shares which have a dilutive effect on the earnings (loss) per common share.
(ii) Re-presented for discontinued operations (see note A.4.).
(iii) As required by IAS 33 ‘Earnings per share’ the impact of the bonus element included within the rights offering (see note C.1. ) has been included in the calculations of the basic and diluted earnings per share for the current year/period and comparative figures have been re-presented accordingly.